Employee Benefit Plans - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plans
Contribution for multi-employer defined contribution plan	¥ 177,177	¥ 242,968	¥ 273,507